Accounts receivable, net - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of top customers	10
Credit concentration risk [Member] | Accounts receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage	86.00%	76.00%